Note 12 - Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 12 - TAXES

Our estimated $8,258,355 federal income tax net operating loss carryover expires over the period from 2030 through 2034. Our federal and state income tax returns are no longer subject to examination for years before 2011. We have taken no tax positions that, more likely than not, may not be realized.

The Company has established a valuation allowance to fully reserve the net deferred tax assets in the accompanying financial statements, due to the uncertainty of the timing and amounts of future taxable income.

NOTE 12 - TAXES

Our approximately $7.65 million of federal income tax net operating loss carryovers expire from 2030 through 2034. Our federal and state income tax returns are not under examination by any taxing authorities and no statute extensions have been granted; therefore, only our December 31, 2011 to 2014 tax returns are subject to examination.

Management has evaluated tax positions pursuant to ASC 740 and determined that no uncertain tax positions exist at this time. As a result, no amounts have been recorded related to a tax position more likely than not to be sustained. The company classifies interest and penalties related to income taxes, if any, as interest expense and general and administrative costs, respectively, in our consolidated financial statements.

Significant components of our income tax provisions were:

	2014	2013
Current provision
Federal	$-	$-
State	928	1,227
Total current tax provision	928	1,227

Deferred provision
Federal	-	-
State	-	-
Total deferred tax provision	-	-

Total income tax provision	$928	$1,227

The provision for income tax differs from the amount estimated by applying the statutory federal income tax rate to the net loss before taxes as follows at December 31:
Taxes at statutory rate (34%)	$(1,133,554)	$(798,946)
State taxes	(43,342)	(231,920)
Change in valuation allowance	1,175,084	1,059,316
Permanent differences	(11,350)	(15,713)
Change in state tax rate	(9,869)	(69,976)
Other (prior year adjustments)	23,959	58,466

Total income tax provision	$928	$1,227

Deferred tax assets (liabilities) are comprised of the following at December 31:
Accrued compensation	267,156	214,782
Other accrued expenses	157,266	55,688
Gross current deferred tax assets	424,422	270,470

Fixed assets	(325,590)	(499,066)
Intangible assets	24,420	50,627
Stock compensation expense	885,924	481,509
Net operating losses	2,832,332	2,362,884
Gross non-current deferred tax assets, net	3,417,086	2,395,954

Total deferred tax assets	3,841,508	2,666,424
Valuation allowance for deferred tax assets	(3,841,508)	(2,666,424)
Deferred tax assets, net of valuation allowance	$-	$-

The Company has established a valuation allowance to fully reserve the net deferred tax assets for the periods December 31, 2014 and 2013, due to the uncertainty of the timing and amounts of future taxable income.